CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 231,392,733	$ 216,578,285
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,056,736	1,006,844
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	230,335,997	215,571,441
Customer deposits
Disclosure of financial liabilities [line items]
Financial liabilities	175,491,421	164,359,451
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	175,491,421	164,359,451
Financial obligations
Disclosure of financial liabilities [line items]
Financial liabilities	54,844,576	51,211,990
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	54,844,576	51,211,990
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives
Disclosure of financial liabilities [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	962,438	811,305
Derivatives | Hedging derivative liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	94,298	195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 94,298	$ 195,539